Cover	Aug. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2025
Entity File Number	000-56198
Entity Registrant Name	VIVIC CORP.
Entity Central Index Key	0001703073
Entity Tax Identification Number	80-0948413
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	187 E. Warm Springs Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	(702)
Local Phone Number	899 0818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VIVC
Entity Emerging Growth Company	false